LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2013
2012 Notes
LONG-TERM DEBT
Individual series of issued Notes	The following table sets out details of the individual series of the 2012 Notes:
	Principal	Interest Rate	Maturity Date

Series A	$100,000	4.87%	7/23/2022

Series B	100,000	5.02%	7/23/2024

	$200,000

2010 Notes
LONG-TERM DEBT
Individual series of issued Notes

The following table sets out details of the individual series of the 2010 Notes:

	Principal	Interest Rate	Maturity Date

Series A	$115,000	6.13%	4/7/2017

Series B	360,000	6.67%	4/7/2020

Series C	125,000	6.77%	4/7/2022

	$600,000